REVENUE - Schedule of net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenue	¥ 2,118,982	$ 290,299	¥ 1,638,736	¥ 1,790,245
Total of sales of products
Revenue
Revenue	2,113,249		1,616,875	1,770,680
Home water solutions
Revenue
Revenue	1,498,368		1,077,858	1,162,725
Consumables
Revenue
Revenue	277,704		324,738	353,936
Kitchen appliances and others
Revenue
Revenue	337,177		214,279	254,019
Rendering of services
Revenue
Revenue	¥ 5,733		¥ 21,861	¥ 19,565